Other Balance Sheet Details	12 Months Ended
Dec. 31, 2015
Other Balance Sheet Details
Other Balance Sheet Details

5. Other Balance Sheet Details

              Accrued expenses and other current liabilities consisted of the following as of December 31, 2014 and 2015:

	December 31,
in thousands	2014	2015
Clinical and preclinical	$327	$871
Compensation and benefits	336	605
Financing Costs	—	655
Contract manufacturing	141	754
Legal	158	243
Audit and tax related	176	376
Other	23	183
Deferred rent, current portion	—	7

Total	$1,161	$3,694